Acquisitions	12 Months Ended
Dec. 31, 2021
Acquisitions
Acquisitions

4.Acquisitions

2021 Acquisitions:

On October 1, 2021, the Company through its UK subsidiaries, VIQ Solutions (UK) Limited and VIQ Services (UK) Limited, acquired, 99% and 1% respectively of the assets of The Transcription Agency LLP (“TTA”).  TTA is a leading supplier of secure outsourced transcription services to clients in private and public sectors throughout the United Kingdom and complements the Company’s transcription services business.

On December 13, 2021, the Company through its Australia subsidiary VIQ Solutions Australia Pty Ltd. acquired certain assets of Auscript Austalasia Pty Ltd. (“Auscript”). Auscript is a leading supplier of secure court recording and transcription services for courts and law firms throughout Australia and complements the Company’s transcription services business.  The acquisition was funded by utilizing cash on hand. As part of this transaction, an estimated $150,000 is to be paid as contingent consideration via a performance-based earn-out payable over 7 months. The maximum contingent consideration to be paid is $150,000.

At the date of acquisition, contingent consideration was measured on an undiscounted cash flow basis as amounts will be paid within 7 months. The acquisitions were funded by utilizing cash on hand and $9,135,131 was paid during 2021.

The acquisitions completed during the year ended December 31, 2021 were each determined to be a business combination and were accounted for using the acquisition method in accordance with IFRS 3 with the results of operations consolidated with those of the Company effective October 1, 2021 for TTA and December 13, 2021 for Auscript.

The total consideration for the acquisitions and the purchase price allocation are as follows:

	Measurement
	TTA	Auscript
	(final)	(preliminary)	Total
Consideration
Cash	$1,638,275	$7,496,856	$9,135,131
Contingent consideration	—	150,000	150,000
Total Consideration	1,638,275	$7,646,856	9,285,131

Identifiable assets acquired and liabilities assumed
Trade and other receivables net of allowance for doubtful accounts	86,795	2,124,687	2,211,482
Prepaid expenses and deposits	—	168,009	168,009
Property and equipment	—	283,394	283,394
Right of use assets	—	912,910	912,910
Trade and other payable and accrued liabilities	(137,661)	(1,886,414)	(2,024,075)
Current portion of contract liabilities	(16,679)	(44,313)	(60,992)
Lease obligations	—	(911,101)	(911,101)
Deferred tax liability	(314,108)	(852,557)	(1,166,665)
Customer relationships (note 8)	1,080,800	2,552,075	3,632,875
Non-compete (note 8)	67,550	57,030	124,580
Brand (note 8)	107,981	734,256	842,237
Goodwill	$763,597	$4,508,880	$5,272,477

The valuations of the property and equipment and intangible assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis. The Company is still assessing the future attrition and growth rates as it relates to the Customer relationships acquired. Fair values assigned to these assets and liabilities may be subsequently adjusted with a corresponding adjustment to goodwill prior to one year after the date of acquisition, which is October 1, 2023 to TTA and December 13, 2023 for Auscript.

For the year ended December 31, 2021 consolidated revenues of $31,046,812 include revenue from acquisitions of $933,299 (TTA: $315,151; Auscript: $618.148). Net loss for the year ended December 31, 2021 of $19,353,339 includes loss from acquisitions of $367,045 (TTA: loss of $90,316; Auscript: loss of $276,729).

During the year ended December 31, 2021, the Company incurred $539,734 in business acquisition costs related to the acquisitions which have been expensed and recorded as business acquisitions costs in the consolidated statements of loss and comprehensive loss (December 31, 2020 - $19,058).

If the TTA and Auscript acquisitions would have occurred on January 1, 2021, management estimates that the pro forma consolidated revenue for the year ended December 31, 2021 would have been $53,196,189 and net loss for the year ended December 31, 2021 would have been $18,349,208 as compared to the amounts reported in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2021. This unaudited pro forma financial information is for information purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the period presented or the results that may be realized in the future.

2020 Acquisitions:

On January 31, 2020, the Company through its US subsidiary, VIQ Media Transcription Inc., acquired 100% of the assets of ASC. ASC was a provider of transcription services focused on the multi-speaker transcription market, serving both government and public ‘content creation space’ and complements the Company’s transcription services business. As part of this transaction, an estimated $2,038,596 was to be paid as contingent consideration via a performance-based earn-out payable quarterly over 30 months. With respect to the contingent consideration, the Company had agreed to make quarterly payments to the sellers between July 15, 2020 and April 15, 2023 based on the achievement of quarterly revenue targets as defined in the purchase agreement. At the date of acquisition, contingent consideration was measured on a discounted cash flow basis, reflecting the present value of undiscounted expected future payments of $2,948,083 which is the expected payout based on forecast revenues at that date, discounted using a risk- adjusted discount rate of 20.6 percent.

On February 26, 2020, the Company through its US subsidiary VIQ Services Inc., acquired 100% of the shares of WordZ. WordZ was a provider of English transcription services to medical service providers and to insurance companies in the USA and complements the Company’s transcription services business. As part of this, an estimated $1,671,670 was to be paid as contingent consideration via a performance-based earnout payable quarterly over 36 months. The Company had agreed to make quarterly payments to the sellers between October 1, 2020 and July 1, 2023 based on the achievement of quarterly revenue targets as defined in the purchase agreement. At the date of acquisition, contingent consideration was measured on a discounted cash flow basis, reflecting the present value of undiscounted expected future payments of $2,175,231, which is the expected payout based on forecast revenues, discounted using a risk-adjusted discount rate of 16.1 percent.

The acquisitions completed during the year ended December 31, 2020 were each determined to be a business combination and were accounted for using the acquisition method in accordance with IFRS 3 with the results of operations consolidated with those of the Company effective January 31, 2020 for ASC and February 26, 2020 for WordZ.

During the year ended December 31, 2021, the contingent consideration of WordZ and ASC was adjusted based on the revision of the estimated quarterly revenue target achievements, due to decline in operational performance. During the year ended December 31, 2021, the Company further revised the forecasted quarterly revenue target achievements and reported a gain on contingent consideration of $202,350, which is comprised of a loss on contingent consideration of  $32,621 for the additional earnout payable for Wordz and a gain on contingent consideration of $234,971 for the reduction in earnout payable for ASC (2020 - 946,503 was reported as a gain on contingent consideration of which $89,449 was recorded as additional earnout payable for ASC and $1,035,952 was recorded as a reduction in earnout payable for WordZ).  Additionally, accretion expense of $455,675 was recorded for ASC and WordZ during the year ended December 31, 2021 (2020 - $377,312 and 2019 - nil). Earnout payments totaling $1,434,766 (2020 - $377,312) was made to the previous owners of ASC and WordZ.

On December 23, 2021, the Company entered into a settlement agreement with the former owners of ASC to settle all earnout payment obligations in the amount of $1,165,770 and recorded a gain on settlement of $130,220.The long-term contingent consideration payable to ASC at December 31, 2021 was nil (2020 - $1,145,677).

As at December 31, 2021, total contingent consideration payable to WordZ sellers is $523,926 (2020 - $744,696 and 2019 - nil), of which $357,323 (2020 - $314,845 and 2019 - nil) is recorded as trade and other payables and accrued liabilities, and $166,603 has been recorded as long-term contingent consideration (2020 - $429,851).

The accounting for the ASC and WordZ acquisitions were complete as of December 31, 2020.

The total consideration for the acquisitions and the purchase price allocation is as follows:

	ASC	WordZ	Total
Consideration
Cash	$3,136,500	$1,275,000	$4,411,500
Promissory note	—	914,677	914,677
Contingent consideration	2,038,596	1,671,670	3,710,266
Total Consideration	$5,175,096	$3,861,347	$9,036,443
Identifiable assets acquired and liabilities assumed
Net tangible assets acquired (liabilities assumed)	(869,706)	(72,485)	(942,191)
Customer relationships (note 8)	2,880,000	2,220,000	5,100,000
Non-compete (note 8)	—	70,000	70,000
Brand (note 8)	550,000	190,000	740,000
Goodwill	$2,614,802	$1,453,832	$4,068,634